Note 11 - Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Indefinite life intangible assets	$ 52,485	$ 53,004
Finite life intangible assets, gross	1,506,532	805,129
Accumulated amortization	399,107	296,303
Finite life intangible assets, net	1,107,425	508,826
Intangible assets, gross	1,559,017	858,133
Intangible assets, net	1,159,910	561,830
Customer Lists and Relationships [Member]
Finite life intangible assets, gross	695,007	352,860
Accumulated amortization	187,743	152,026
Finite life intangible assets, net	507,264	200,834
Investment Management Contracts [Member]
Finite life intangible assets, gross	589,885	270,600
Accumulated amortization	126,904	85,012
Finite life intangible assets, net	462,981	185,588
Mortgage Servicing Rights ("MSRs") [Member]
Finite life intangible assets, gross	170,213	147,878
Accumulated amortization	65,771	41,455
Finite life intangible assets, net	104,442	106,423
Trademarks and Trade Names [Member]
Finite life intangible assets, gross	27,702	12,600
Accumulated amortization	4,389	4,861
Finite life intangible assets, net	23,313	7,739
Management Contracts and Other [Member]
Finite life intangible assets, gross	15,426	18,791
Accumulated amortization	10,635	12,149
Finite life intangible assets, net	4,791	6,642
Brokerage Backlog [Member]
Finite life intangible assets, gross	8,299	2,400
Accumulated amortization	3,665	800
Finite life intangible assets, net	4,634	1,600
Licensing Agreements [Member]
Indefinite life intangible assets	29,200	29,200
Trademark and Trade Names [Member]
Indefinite life intangible assets	$ 23,285	$ 23,804